Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares	Subscriptions	Additional paid-in capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2018		64,676
Balance, amount at Dec. 31, 2018	$ 7,002	$ 126,684	$ (868)	$ 36,299	$ (155,113)
Statement [Line Items]
Lease adoption prior year cumulative effect	(12)				(12)
Shares issuance for cash and subscriptions, shares		2,542
Shares issuance for cash and subscriptions, amount	5,079	$ 4,800	279
Warrant issued	200	$ 0		200	0
Stock-based compensation and service fee, shares		4,000
Stock-based compensation and service fee, amount	4,341	$ 5,070	0	(729)	0
Net loss	(13,162)	$ 0	0	0	(13,162)
Balance, shares at Dec. 31, 2019		71,218
Balance, amount at Dec. 31, 2019	3,448	$ 136,554	(589)	35,770	(168,287)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares		3,743
Shares issuance for cash and subscriptions, amount	8,687	$ 9,388	0	(701)	0
Stock-based compensation and service fee, shares		3,000
Stock-based compensation and service fee, amount	1,748	$ 5,780	0	(4,032)	0
Net loss	(11,738)	$ 0	0	0	(11,738)
Balance, shares at Dec. 31, 2020		77,961
Balance, amount at Dec. 31, 2020	2,145	$ 151,722	(589)	31,037	(180,025)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares		3,670
Shares issuance for cash and subscriptions, amount	6,953	$ 7,670	0	(717)	0
Warrant issued	330			330
Stock-based compensation and service fee, shares		3,915
Stock-based compensation and service fee, amount	2,603	$ 5,669	0	(3,066)	0
Net loss	(12,537)	$ 0	0	0	(12,537)
Balance, shares at Dec. 31, 2021		85,546
Balance, amount at Dec. 31, 2021	$ (506)	$ 165,061	$ (589)	$ 27,584	$ (192,562)